Right-of-use assets and Lease liabilities - Details of Current and Non-Current Lease Liabilities (Details)	Dec. 31, 2022
SQM Salar S.A. | Empresa Constructora Contex Ltda
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	5.39%
SQM Salar S.A. | Maquinaria Astudillo y Hermanos Ltda.
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	2.89%
SQM Salar S.A. | Obras y Servicios para la Industria y Mineria S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	2.61%
SQM Salar S.A. | Sociedad Comercial Grandleasing Chile Ltda
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	0.00%
SQM Salar S.A. | Sociedad Inmobiliaria Amaru SpA
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	2.00%
SQM Salar S.A. | Inversiones y Gestin New Energy SpA
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	0.00%
SQM Salar S.A. | Tatersall Maquinarias S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	2.90%
SQM Salar S.A. | Maquinaria Astudillo y Hermanos Ltda.
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	3.26%
SQM Salar S.A. | Jungheinrich Rentalif SPA
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	2.90%
SQM Industrial S.A. | Sociedad Comercial Grandleasing Chile Ltda
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	2.72%
SQM Industrial S.A. | El Trovador S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	3.10%
SQM Industrial S.A. | Jungheinrich Rentalif SPA
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	3.49%
SQM Industrial S.A. | Tecno Fast S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	1.44%
SQM S.A. | Jungheinrich Rentalif SPA
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	3.49%
Soquimich Comercial S.A. | Containers Operators S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	0.81%
Soquimich Comercial S.A. | SAAM Logistics S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	0.81%
Soquimich Comercial S.A. | Muelles de Penco S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	4.11%
Soquimich Comercial S.A. | Muelles de Penco S.A. one
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	1.30%
Soquimich Comercial S.A. | Inmobiliaria Chincui SPA
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	3.38%
Soquimich Comercial S.A. | Compaa de Leasing Tattersall S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	2.97%
Orcoma Estudios SPA | Obispado de Iquique
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	6.16%
Orcoma Estudios SPA | Comunidad Indgena Aymara Pueblo de Pisiga Choque
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	2.53%
Orcoma Estudios SPA | Ruth del Carmen Cortez Maturana
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	7.44%
SQM North America Corp. | Paces West LL.
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	3.36%
SQM North America Corp. | Hawkins Nunmber One, LLC
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	3.33%
SQM North America Corp. | Deep South Equipment Company
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	1.33%
SQM North America Corp. | Tennant-South
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	1.00%
SQM North America Corp. | Deacon Jones CDJR
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	2.81%
SQM North America Corp. | Mt Mullahey Inc. Mullahey Chrysler Dodge
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	2.81%
SQM North America Corp. | Berwyn Partners Inc.
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	1.34%
SQM North America Corp. | Myers Ford Co Inc.
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	1.51%
SQM North America Corp. | Ford Motor Credit Company
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	4.19%
SQM North America Corp. | Porter and Howard INC.
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	5.64%
SQM North America Corp. | Hanford Chrysler Dodge Jeep
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	4.44%
SQM Comercial de Mexico S.A. de C.V. | Onni Ensenada S.A. de C.V.
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	3.45%
SQM Comercial de Mexico S.A. de C.V. | Madol Inmobiliaria S.A. de C.V.
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	7.84%
SQM Europe NV | Straatsburgdok N.V.
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	1.30%
SQM Australia PTY | The trust Company (Australia) Pty Ltd
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	3.60%
SQM Australia PTY | Eagle Petroleum (WA) Pty Ltd
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	5.00%
SQM Australia PTY | Ausco Modular Pty Limited
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	5.00%
SQM Australia PTY | Western Australian Land Authority
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	3.55%
SQM Australia PTY | Mining Thiess Pty Ltd.
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	3.55%
SQM Colombia S.A.S. | Mareauto Colombia S.A.S.
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	2.01%
SQM Colombia S.A.S. | Renting Colombia S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	2.72%
SQM Colombia S.A.S. | Renting Colombia S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	2.17%
SQM Africa Pty | Goscor Finance (Pty) Ltd
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	8.51%
SQM Nitratos S.A. | Jungheinrich Rentalif SPA
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	3.49%